Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
May 26, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balances at May 27, 2012	$ 15.7
Additions related to current-year tax positions	16.9
Reductions to tax positions due to settlements with taxing authorities	(1.1)
Reductions to tax positions due to statute expiration	(1.6)
Balances at May 26, 2013	$ 29.9